Share-Based Compensation - Stock Option Activity (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Number of Share options (in millions)
Beginning balance (in shares) | shares	1,600,000	6,300,000
Exercised (in shares) | shares	(1,100,000)	(4,500,000)
Forfeited (in shares) | shares		(200,000)
Ending balance (in shares) | shares	500,000	1,600,000
Exercisable (in shares) | shares	500,000
Weighted average exercise price per Share
Beginning balance (in dollars per share) | $ / shares	$ 10.02	$ 10.02
Exercised (in dollars per share) | $ / shares	10.02	10.02
Forfeited (in dollars per share) | $ / shares		10.00
Ending balance (in dollars per share) | $ / shares	10.04	$ 10.02
Exercisable (in dollars per share) | $ / shares	$ 10.04